Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) - Pension - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 1,633	$ 1,435
Actual gain (loss) on plan assets	169	142
Purchases and sales	(408)	(61)
Transfers in (out)		117
Ending Balance	1,394	1,633
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	3	1
Actual gain (loss) on plan assets	(1)
Purchases and sales	(2)
Transfers in (out)		2
Ending Balance		3
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	128	100
Actual gain (loss) on plan assets	(9)	6
Purchases and sales	(22)	18
Transfers in (out)		4
Ending Balance	97	128
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	20	18
Actual gain (loss) on plan assets	(2)	(2)
Purchases and sales	(4)	5
Transfers in (out)		(1)
Ending Balance	14	20
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	873	692
Actual gain (loss) on plan assets	169	93
Purchases and sales	(387)	(24)
Transfers in (out)		112
Ending Balance	655	873
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	609	624
Actual gain (loss) on plan assets	12	45
Purchases and sales	3	(60)
Ending Balance	624	$ 609
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Purchases and sales	4
Ending Balance	$ 4